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                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300

                                December 6, 2005

Via Electronic Transmission

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                  Re:  The Coventry Group
                       File Nos. 811-6526 and 33-44964
                       -------------------------------

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group and its separate investment series:
PathMaster Domestic Equity Fund (the "Fund"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Fund does not differ from those contained in Post-Effective Amendment No. 117 which was filed on December 1, 2005. The text of Post-Effective Amendment No. 117 was filed electronically.

         Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this certification.


                                           Sincerely,

                                           /s/ Patrick W.D. Turley
                                           -----------------------------
                                           Patrick W.D. Turley